Secured Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Future Debt Principal Maturities	As of March 31, 2019, future principal maturities are as follows:
2019 (excluding the three months ended March 31, 2019)	$162,000
2020	231,000
2021	251,000
2022	271,000
2023	71,000
Total	$986,000
As of December 31, 2018, future principal maturities are as follows:
2019	$195,000
2020	230,000
2021	249,000
2022	269,000
2023	95,000
Total	$1,038,000